Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Nov. 24, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2014